UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number:_____________________

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:    John Hancock Life Insurance Company

Address: P.O. Box 111, John Hancock Place
         Boston, MA 02217

13F File Number: 28-03983

The Institutional Investment Manager Filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit is, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person signing this report on behalf of reporting manager:

Name:  Tina M. Marks

Title: Reconciliation Manager

Phone: 617-572-1662

Signature, Place, and Date of Signing:

/s/Tina M. Marks  200 Berkeley Steet, Boston, MA 02117   November 9, 2007
--------------------------------------------------------------------------------
Signature                     Place                                   Date

Report Type (Check only One): [ ] 13F HOLDINGS REPORT
                              [ ] 13F NOTICE
                              [x] 13F COMBINATION REPORT

List of other managers reporting for this manager:

      Form 13F File Number       Name
      28-03222                   John Hancock Advisors, Inc.
      28-03673                   Sovereign Asset Management Corporation

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:      1

Form 13F information table entry total: 13

Form 13F information table value total: 62,227,006

List of other included managers:

No. Form 13F File Number Name

1 028-11519 Manulife Financial Corporation



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

John Hancock Mutual Life Insurance Company
September 30, 2007

         Item 1         Item 2   Item 3         Item 4        Item 5            Item 6           Item 7           Item 8
---------------------------------------------------------------------------------------------------------------------------------
                                               Fair Market  Principal or    Investment Discretion     Mngr   Voting Athrty-Shares
     Name of Issuer        Class   Cusip             Value   # of Shares  Sole  Shared/Aff Shared/Oth        Sole    Shared  None
AMR Corp                   common  001765 10 6   1,405,942        63,160             X                 1     63,160
Alcatel-Lucent             common  013904 30 5          20             2             X                 1          2
CommVault Systems, Inc.    common  204166 10 2     190,830        10,304             X                 1              10,304
Enerplus Resources         common  29274D 60 4  14,374,854       304,552             X                 1    304,552
Hawaiian Holdings          common  419879 10 1   2,261,734       534,689             X                 1    534,689
MetroPCS Cmmunications Inc common  591708 10 2   5,727,845       209,965             X                 1             209,965
Northwest Airlines Corp.   common  667280 40 8     725,868        40,802             X                 1     40,802
Petroleum Geo-Services-ADR common  716599 10 5   1,300,985        45,489             X                 1     45,489
Portland Gen Elec Co       common  736508 84 7   5,449,230       195,945             X                 1    195,945
Range Resources            common  75281A 10 9  10,124,129       248,689             X                 1    248,689
UAL Corp                   common  902549 80 7  19,493,229       419,029             X                 1    419,029
US Airways Group Inc       common  90341W 10 8     910,967        34,783             X                 1     34,783
Velocity Express Corp      common  92257T 60 8     261,371       493,153             X                 1    493,153
                                                ----------     ---------                                  ---------  -------
TOTALS                     13                   62,227,006     2,600,562                                  2,380,293  220,269


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